Related party transactions_Major loan and borrowing transactions with related parties (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure of major loan and borrowing transactions between related parties [Abstract]
Beginning balance of Major loan transations with Kumho Tire Co., Inc.	[2]	₩ 57,470,000,000	[1]	₩ 50,413,000,000
Beginning balance of Major loan transations with Well to Sea No. 3 Private Equity Fund	[3]	73,810,000,000	[1]	0
Beginning balance of Major loan transations with STX Engine Co., Ltd.	[4]	39,886,000,000	[1]	44,797,000,000
Beginning balance of major borrowing transactions		0
Increase (decrease) of major loan transactions with related parties through other changes
Loan to Kumho Tire Co., Inc.	[2]	0		7,057,000,000
Loan to Well to Sea No. 3 Private Equity Fund	[3]	16,857,000,000		83,810,000,000
Loan to STX Engine Co., Ltd.	[4]	0		2,177,000,000
Collection from Kumho Tire Co., Inc.	[2]	7,057,000,000		0
Collection from Well to Sea No. 3 Private Equity Fund	[3]	88,810,000,000		10,000,000,000
Collection from STX Engine Co., Ltd.	[4]	2,177,000,000		7,088,000,000
Others for Kumho Tire Co., Inc.	[2]	(50,413,000,000)		0
Others for STX Engine Co Ltd	[4]	(37,709,000,000)		0
Ending balance of Major loan transations with Kumho Tire Co., Inc.	[1],[2]	0		57,470,000,000
Ending balance of Major loan transations with Well to Sea No. 3 Private Equity Fund	[1],[3]	1,857,000,000		73,810,000,000
Ending balance of Major loan transations with STX Engine Co., Ltd.	[1],[4]	0		39,886,000,000
Ending balance of major borrowing transactions		₩ 0		₩ 0

[1]	Settlement payment from normal operation among the related parties were excluded, and in the case of a limited loan, it was presented as a net increase or decrease.
[2]	The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors' financial institution during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.
[3]	Due to capital contribution, the entity was included in the list of associates during the year ended December 31, 2017.
[4]	The shares of the entity were sold after it was transferred to assets held for sale during the year ended December 31, 2018 and thus was excluded from the list of associates.